Staff Cost - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares
Disclosure Of Warrant Activity [line items]
Ending balance	5,820,211
Ending balance	€ 46.36
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	5,611,629	4,621,154	3,691,765
Granted during the year	1,300,600	1,637,375	1,196,000
Exercised during the year	(1,058,722)	(611,683)	(193,171)
Forfeited during the year	(33,296)	(35,217)	(73,440)
Expired during the year	0	0	0
Ending balance	5,820,211	5,611,629	4,621,154
Vested at the reporting date	2,705,693	2,478,770	2,034,791
Beginning balance	€ 29.03	€ 17.62	€ 13.05
Granted during the year	97.01	54.43	30.15
Exercised during the year	16.33	10.82	8.49
Forfeited during the year	58.49	28.24	16.42
Expired during the year	0	0	0
Ending balance	46.36	29.03	17.62
Vested at the reporting date	€ 24.93	€ 15.81	€ 11.48